Significant accounting policies and changes (Tables)	12 Months Ended
Dec. 31, 2025
Significant accounting policies
Property And Equipment Is Recorded At Cost
Survey equipment	20% declining balance
Computers	30% declining balance
Furniture and other equipment	20% declining balance
Leasehold improvements	10% declining balance